Segregated Funds (Tables)	12 Months Ended
Dec. 31, 2022
Separate Accounts Disclosure 1 [Abstract]
Summary of segregated fund types by percentage of investments
The segregated fund types offered, by percentage of total investments for account of segregated fund holders, were within the following ranges as at December 31, 2022 and 2021:

Type of fund	%
Money market	1 to 5
Fixed income	5 to 10
Balanced	40 to 45
Equity	45 to 50

Summary of carrying calue of Investments held for segregated fund holders
The carrying value of investments held for segregated fund holders are as follows:

As at December 31,	2022	2021
Segregated and mutual fund units	$113,070	$125,944
Equity securities	8,251	9,963
Debt securities	2,858	3,410
Cash, cash equivalents and short-term securities	805	778
Investment properties	438	446
Mortgages	17	19
Other assets	130	141
Total assets	$125,569	$140,701
Less: Liabilities arising from investing activities	277	705
Total investments for account of segregated fund holders	$125,292	$139,996

Summary of changes in insurance contracts and investment contracts for account of segregated fund holders

For the years ended December 31,	2022	2021
Balance as at January 1	$139,996	$125,921
Additions to segregated funds:
Deposits	14,266	13,509
Net transfer (to) from general funds	(1,149)	(351)
Net realized and unrealized gains (losses)	(18,669)	9,516
Other investment income	4,959	6,558
Total additions	$(593)	$29,232
Deductions from segregated funds:
Payments to policyholders and their beneficiaries	12,218	12,966
Management fees	1,188	1,276
Taxes and other expenses	392	435
Foreign exchange rate movements	313	480
Total deductions	$14,111	$15,157
Net additions (deductions)	(14,704)	14,075
Balance as at December 31	$125,292	$139,996